Subsidiary Guarantor Information - Statement of Cash Flows (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Operating activities:
Net (loss) income				$ (780,587,954)	$ 8,151,664
Income taxes and duties	$ 39,838	$ 715,756		290,281,198	219,999,281
Depreciation and amortization of wells, pipelines, properties, plant and equipment	8,544,622	153,518,664		146,850,208	137,555,276
Amortization of intangible assets	20,039	360,032		626,800	599,627
Impairment of wells, pipelines, properties, plant and equipment	449,579	8,077,449		53,477,580	28,797,518
Unsuccessful wells from intangible assets				25,944,025	4,436,985
Capitalized unsuccessful wells	431,180	7,746,890		13,046,124	29,529,330
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	931,459	16,735,240		4,563,204	7,510,572
Depreciation of rights of use	345,760	6,212,172		6,030,194	5,886,840
Unrealized foreign exchange loss in discount rate of reserve for well abandonment				9,126,600	4,638,600
(Profit) loss sharing in associates, net				(961,649)	(409,315)
Unrealized foreign exchange (income) loss	(10,891,147)	(195,677,975)		279,459,341	(221,771,870)
Cancellation of leases	(14,334)	(257,531)		0	(128,698)
Financing cost	8,347,700	149,980,626		158,901,950	152,171,381
Financing income	(663,373)	(11,918,617)		(15,669,883)	(18,210,377)
Taxes and duties				(190,917,858)	(132,571,971)
Accounts receivable, inventories, accounts payable, DFIs and provisions				267,639,782	25,704,219
Employee benefits				55,098,900	60,056,484
Net cash flows from operating activities	8,639,464	155,222,641		322,908,562	311,945,546
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets				(262,937,304)	(291,950,998)
Other assets and other receivables				(9,381,603)	24,979,341
Net cash flows (used in) investing activities	(13,095,192)	(235,277,389)		(272,318,907)	(266,971,657)
Financing activities:
Increase in equity due to Certificates of Contribution “A”				156,509,050	166,615,123
Collection and interest collected from the Mexican Government				32,951,605	53,902,357
Lease payments (principal and interest)		(9,333,256)		(8,464,647)	(7,775,980)
Loans obtained from financial institutions	49,601,914	891,182,703		1,056,523,887	881,401,059
Debt payments, principal only			$ (2,060,292)	(1,148,872,172)	(978,854,627)
Interest paid	(8,344,024)	(149,914,573)		(148,380,958)	(144,050,336)
Net cash flows from (used in) financing activities	9,319,139	167,434,189		(59,733,235)	(28,762,404)
Net increase (decrease) in cash and cash equivalents	4,863,411	87,379,441		(9,143,580)	16,211,485
Effects of foreign exchange on cash balances	(755,285)	(13,569,978)		29,238,030	(11,878,620)
Cash and cash equivalents at the beginning of the year	4,944,805	88,841,826		68,747,376	64,414,511
Cash and cash equivalents at the end of the year (Note 9)	$ 9,052,931	162,651,289	$ 4,944,805	88,841,826	68,747,376
Eliminations
Operating activities:
Net (loss) income				734,623,610	(103,529,824)
(Profit) loss sharing in associates, net				(734,623,610)	103,529,823
Inter-company charges and deductions				332,730,730	329,094,615
Net cash flows from operating activities				332,730,730	329,094,614
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets				0
(Increase) decrease due to Inter-company investing				452,619,807	(315,852,725)
Net cash flows (used in) investing activities				452,619,807	(315,852,725)
Financing activities:
Inter-company (decrease) increase financing				(785,350,537)	(13,241,889)
Net cash flows from (used in) financing activities				(785,350,537)	(13,241,889)
Net increase (decrease) in cash and cash equivalents				0
Cash and cash equivalents at the beginning of the year		0
Cash and cash equivalents at the end of the year (Note 9)				0
Petróleos Mexicanos
Operating activities:
Net (loss) income				(780,415,854)	8,106,715
Income taxes and duties				54,351,481	(2,510,630)
Depreciation and amortization of wells, pipelines, properties, plant and equipment				583,189	565,065
Amortization of intangible assets				368,048	491,831
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment				93,070	48
Depreciation of rights of use				573,733	602,527
(Profit) loss sharing in associates, net				716,122,380	(68,641,910)
Unrealized foreign exchange (income) loss				248,097,987	(198,352,926)
Cancellation of leases					(98,421)
Financing cost				138,463,221	132,960,329
Financing income				(8,847,897)	(11,196,984)
Taxes and duties				8,010,859	673,056
Accounts receivable, inventories, accounts payable, DFIs and provisions				73,519,714	17,573,923
Employee benefits				6,447,500	15,355,953
Inter-company charges and deductions				63,918,703	(371,155,018)
Net cash flows from operating activities				521,286,134	(475,626,442)
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets				(1,520,360)	(875,254)
Other assets and other receivables				1,835,746	2,493,369
(Increase) decrease due to Inter-company investing				(452,848,589)	315,439,003
Net cash flows (used in) investing activities				(452,533,203)	317,057,118
Financing activities:
Increase in equity due to Certificates of Contribution “A”				156,509,050	166,615,123
Collection and interest collected from the Mexican Government				32,951,605	53,902,357
Lease payments (principal and interest)				(388,874)	(477,081)
Loans obtained from financial institutions				408,712,952	298,622,440
Debt payments, principal only				(468,379,316)	(406,226,899)
Interest paid				(138,298,684)	(135,584,431)
Inter-company (decrease) increase financing				(39,525,872)	188,240,825
Net cash flows from (used in) financing activities				(48,419,139)	165,092,334
Net increase (decrease) in cash and cash equivalents				20,333,792	6,523,010
Cash and cash equivalents at the beginning of the year		41,665,854		21,332,062	14,809,052
Cash and cash equivalents at the end of the year (Note 9)				41,665,854	21,332,062
Subsidiary guarantors
Operating activities:
Net (loss) income				(699,066,972)	46,234,098
Income taxes and duties				231,791,066	220,521,837
Depreciation and amortization of wells, pipelines, properties, plant and equipment				140,629,882	132,294,655
Amortization of intangible assets				162,285	20,458
Impairment of wells, pipelines, properties, plant and equipment				53,439,595	28,534,696
Unsuccessful wells from intangible assets				25,944,025	4,436,985
Capitalized unsuccessful wells				13,046,124	29,529,330
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment				3,303,841	6,757,696
Depreciation of rights of use				3,913,069	3,845,999
Unrealized foreign exchange loss in discount rate of reserve for well abandonment				9,126,600	4,638,600
(Profit) loss sharing in associates, net				4,327,032	(72,937)
Unrealized foreign exchange (income) loss				20,788,597	(15,838,600)
Cancellation of leases					(19,643)
Financing cost				12,251,289	11,929,647
Financing income				(4,401,716)	(5,147,757)
Taxes and duties				(201,195,432)	(132,902,147)
Accounts receivable, inventories, accounts payable, DFIs and provisions				198,930,230	26,704,365
Employee benefits				48,203,352	44,440,075
Inter-company charges and deductions				(393,698,059)	32,322,800
Net cash flows from operating activities				(532,505,192)	438,230,157
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets				(199,197,320)	(222,997,316)
Other assets and other receivables				(53,656)	1,387,079
Net cash flows (used in) investing activities				(199,250,976)	(221,610,237)
Financing activities:
Lease payments (principal and interest)				(6,255,637)	(5,851,936)
Loans obtained from financial institutions				30,633,407	35,205,868
Debt payments, principal only				(52,280,001)	(43,573,854)
Interest paid				(13,302,896)	(9,352,797)
Inter-company (decrease) increase financing				769,982,956	(196,218,537)
Net cash flows from (used in) financing activities				728,777,829	(219,791,256)
Net increase (decrease) in cash and cash equivalents				(2,978,339)	(3,171,336)
Cash and cash equivalents at the beginning of the year		5,143,459		8,121,798	11,293,134
Cash and cash equivalents at the end of the year (Note 9)				5,143,459	8,121,798
Non-guarantor subsidiaries
Operating activities:
Net (loss) income				(35,728,738)	57,340,675
Income taxes and duties				4,138,651	1,988,074
Depreciation and amortization of wells, pipelines, properties, plant and equipment				5,637,137	4,695,556
Amortization of intangible assets				96,467	87,338
Impairment of wells, pipelines, properties, plant and equipment				37,985	262,822
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment				1,166,293	752,828
Depreciation of rights of use				1,543,392	1,438,314
(Profit) loss sharing in associates, net				13,212,549	(35,224,291)
Unrealized foreign exchange (income) loss				10,572,757	(7,580,344)
Cancellation of leases					(10,634)
Financing cost				8,187,440	7,281,405
Financing income				(2,420,270)	(1,865,636)
Taxes and duties				2,266,715	(342,880)
Accounts receivable, inventories, accounts payable, DFIs and provisions				(4,810,162)	(18,574,069)
Employee benefits				448,048	260,456
Inter-company charges and deductions				(2,951,374)	9,737,603
Net cash flows from operating activities				1,396,890	20,247,217
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets				(62,219,624)	(68,078,428)
Other assets and other receivables				(11,163,693)	21,098,893
(Increase) decrease due to Inter-company investing				228,782	413,722
Net cash flows (used in) investing activities				(73,154,535)	(46,565,813)
Financing activities:
Lease payments (principal and interest)				(1,820,136)	(1,446,963)
Loans obtained from financial institutions				617,177,528	547,572,751
Debt payments, principal only				(628,212,855)	(529,053,874)
Interest paid				3,220,622	886,892
Inter-company (decrease) increase financing				54,893,453	21,219,601
Net cash flows from (used in) financing activities				45,258,612	39,178,407
Net increase (decrease) in cash and cash equivalents				(26,499,033)	12,859,811
Effects of foreign exchange on cash balances				29,238,030	(11,878,620)
Cash and cash equivalents at the beginning of the year		$ 42,032,513		39,293,516	38,312,325
Cash and cash equivalents at the end of the year (Note 9)				$ 42,032,513	$ 39,293,516